Transactions with Related Parties - Summary of Key Management Personnel Compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Salary	₩ 866	₩ 690	₩ 629